Commitments and Contingencies (Details) - Schedule of maturities operating lease liabilities - Operating Leases [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) - Schedule of maturities operating lease liabilities [Line Items]
2022	$ 284,905
2023	285,721
2024	11,877
2025	11,877
2026	11,877
2027	990
Total lease payments	607,247
Less interest	(108,043)	$ (129,272)
Present value of lease liabilities	$ 499,204	$ 528,191